Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Guarantee (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Seanergy Maritime Holdings Corp. [Member]
Guarantee [Abstract]
Maximum potential amount under guarantee	$ 161,287